UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM N-CSR

     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:     811-05631
                                                      --------------

                            First Pacific Mutual Fund, Inc.
                         --------------------------------------
                  (Exact name of registrant as specified in charter)

                          2756 Woodlawn Drive, Suite #6-201
                              Honolulu, HI  96822-1856
                          ---------------------------------
                 (Address of principal executive offices) (Zip code)

                                  Mary Jo Reilly
                            Drinker Biddle & Reath LLP
                                  One Logan Square
                                    Suite #2000
                           Philadelphia, PA  19103-6996
                      --------------------------------------
                      (Name and address of agent for service)

          Registrant's telephone number, including area code:  808-988-8088

                         Date of fiscal year end:  September 30

                    Date of reporting period:  September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.    3507.




Item 1.  Reports to Stockholders.









                         First Pacific Low Volatility Fund




                                   ANNUAL REPORT








                                September 30, 2011




November 8, 2011



Dear fellow shareholder,

	On June 10, 2011 the First Pacific Low Volatility Fund commenced operations as a new series of First Pacific Mutual Fund, Inc. The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

       Global economic concerns and fragility in the credit markets have caused a spike in equity market volatility. Emerging nations have weathered the downturn better than developed economies, with China now ranking 2nd in GDP contribution behind the U.S. However, developed markets such as the United Kingdom and the Eurozone have been growing at below average rates. Although Greece has garnered much attention with a 150% debt to GDP ratio, Italy and Spain carry far more national debt and are larger contributors to Eurozone GDP. The prospects of a crisis in the credit markets become far more critical if the contagion spreads beyond the borders of Greece. With that in mind, investors have been fair-weathered towards equities, resulting in a spike in risk levels. As of September 30, 2011, the CBOE Volatility Index
(VIX) stood at 42.96, a sharp increase from the beginning of the year mark of 17.75.

       In light of the uncertainty in capital markets and increasing risk levels, since commencement of operations through the period ended September 30, 2011, the Portfolio Managers of the Fund remained steadfast with maintaining a cash position, and a preference to dividend paying companies with a historically lower market sensitivity profile. The Fund's cash levels provided flexibility for the Portfolio Managers to capitalize on market declines by seeking to invest in companies that are relevant to future economic growth and have a competitive market position within their industry. At September 30, 2011 the Fund had a cash allocation of 58.79% of its net assets. The top-five performing positions for the Fund over the period were Verizon Communications (Ticker: VZ), McDonalds (MCD), Bristol-Myers Squibb
(BMY), Apple (AAPL), and International Business Machines (IBM).   The bottom-
five performing positions for the Fund over the period were Murphy Oil (Ticker: MUR), Devon Energy (DVN), SPDRs Materials Sector ETF (XLB), Reinsurance Group of America (RGA), and Parker Hannifin (PH).

       The Fund utilized structured notes in an effort to reduce volatility during the reporting period. However, the structured note allocation experienced more volatility than anticipated due to the concerns in European credit and banks in general. Although the mark-to-market price of the notes declined in-line with the underlying indices, the structured notes in which the Fund invested during the reporting period included a buffer that helps to limit the loss to the Fund if the underlying index declines in value from the issue date to the maturity date.

       On the following pages are line graphs comparing the Fund's performance to the S&P 500 Index and the Barclays Capital U.S. Aggregate Index for the period June 10, 2011 through September 30, 2011. The graph assumes a hypothetical $10,000 investment in the Fund. The object of the graph is to permit a comparison of the Fund with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of the Fund. For the period ended September 30,
2011, the Fund declined 8.3%, while the S&P 500 Index declined 10.40%.   The
Barclays Capital U.S. Aggregate Index increased 3.23% during the period. The Fund underperformed the Barclays Index due to its allocation to equities during a period of declining stock market values. Additionally, the Fund' performance was impacted by the higher than normal cash allocation as a percentage of the Portfolio's assets during a period of low interest rate yields.

                      ASSET ALLOCATION (% OF NET ASSETS)
                      First Pacific Low Volatility Fund
                              September 30, 2011

[The following table was depicted as a pie chart in the printed material.]


Common Stock                             41.57%
Exchange-Traded Funds                     5.96%
Structured Notes                         10.23%
Money Market Fund                        58.79%

       There will not be a capital gain distribution for the First Pacific Low Volatility Fund for the 2011 calendar year.

       If you have any questions about this Annual Report or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

       Thank you for your business as well as the many referrals. On behalf of the staff and management of the Fund, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			Lee Financial Securities, Inc./Distributor

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088.

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Low volatility investing does not guarantee a profit or protect against a loss in a generally declining market. Past performance is no guarantee of future results. First Pacific Low Volatility Fund is a series of First Pacific Mutual Fund, Inc.

Mutual fund investing involves risks. Principal loss is possible. The First Pacific Low Volatility Fund's investments in structured notes may subject the Fund to greater interest rate, credit and counterparty risks and costs than traditional equity funds. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value or sell them. Structured notes are also subject to risks of debt instruments, including interest rate and call risks, but may have a greater risk of loss than a typical debt security of the same maturity and credit quality. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. The Fund may also invest in foreign securities which, especially in emerging markets, involve greater volatility and political, economic, regulatory and currency risks and differences in accounting methods. The Fund may invest in small, mid or large companies. Investment in smaller companies involves additional risks such as limited liquidity and greater volatility than larger companies. The Fund 's investments in other investment companies, including exchange traded funds, subjects the Fund to those risks affecting that investment company, including a possible decrease in the value of the underlying securities. The Fund will also incur brokerage costs when it purchases exchange traded funds and will incur its pro rata share of the underlying investment company's expenses. This is not a complete list of risks that may affect the Fund.
For additional information concerning the risks applicable to the Fund, please see the Fund's prospectus.

This report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on Lee Financial Group's predictions and expectations concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.




                  FIRST PACIFIC LOW VOLATILITY FUND
                $10,000 Investment in Fund Compared to
          S&P 500 Index and Barclays Capital U.S. Aggregate Index

[The following table was depicted as a line chart in the printed material.]


         First Pacific Low Volatility Fund  S&P 500      Barclays Capital
                Investor Class               Index     U.S. Aggregate Index
06/10/2011        $10,000                    $10,000          $10,000
09/30/2011        $ 9,170                    $ 8,960          $10,323


Average Annual Total Return Since Inception

                       First Pacific       S&P 500        Barclays Capital
                   Low Volatility Fund      Index       U.S. Aggregate Index
06/10/2011 - 09/30/2011   -8.30%           -10.40%             3.23%


S&P 500 Index is an unmanaged market capitalization weighted index comprised of 500 widely held common stocks. The S&P 500 Index is generally considered representative of the stock market as a whole. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The Index is rebalanced by market capitalization each month.


The graph above compares the increase in value of a $10,000 investment in the First Pacific Low Volatility Fund with the performance of the S&P 500 Index and the Barclays Capital U,S. Aggregate Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The S&P 500 Index and Barclays Capital U.S. Aggregate Index reflect reinvestment of dividends but not the expenses of the Fund. It is not possible to invest directly in an index. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.
Current performance may be higher or lower than the total return shown. Please call the Fund at (808) 988-8088 or (800) 354-9654 to obtain the most recent month-end returns. The total returns are before taxes on distributions or redemptions of Fund shares. The Fund's annual operating expense ratio, as stated in the current prospectus dated May 16, 2011, is 2.13%. This rate can fluctuate and may differ from the expense ratio for the most recently completed period disclosed in the Financial Highlights in this annual report.




YOUR FUND'S EXPENSES
--------------------

As a Fund shareholder, you can incur the following costs:

 Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the period indicated.

Actual Fund Expenses
--------------------
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
     If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
----------------------------------------------------
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                          Beginning                        Expenses Paid
                           Account      Ending Account     During Period**
                       Value 06/10/11   Value 09/30/11   06/10/11-09/30/11

First Pacific Low Volatility Fund Investor Class*
Actual                   $1,000.00         $917.00              $6.77
Hypothetical             $1,000.00       $1,008.42              $7.09


* The Fund commenced operations on June 10, 2011.
**Expenses are equal to the annualized expense ratio (2.28%), multiplied by the average account value over the period, multiplied by 113/365 to reflect the period from commencement of operations (June 10, 2011) through the last day of the fiscal year.




                             TAIT, WELLER & BAKER LLP
                          Certified Public Accountants



              REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors and
Shareholders of First Pacific Mutual Fund, Inc.


We have audited the accompanying statement of assets and liabilities of First Pacific Low Volatility Fund, a series of First Pacific Mutual Fund, Inc., including the schedule of investments, as of September 30, 2011, the related statement of operations, the statements of changes in net assets and financial highlights for the period June 10, 2011 (commencement of operations) through September 30, 2011. These financial statements and
financial highlights are the responsibility of the Fund's management.   Our
responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company
Accounting Oversight Board (United States).   Those standards require that we
plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material
misstatement.   The Fund is not required to have, nor were we engaged to
perform, an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial
statements.   Our procedures included confirmation of securities owned as of
September 30, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not
received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the
overall financial statement presentation.   We believe that our audit
provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Pacific Low Volatility Fund as of September 30, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period June 10, 2011 through September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.



                                          /s/ Tait, Weller & Baker LLP



Philadelphia, Pennsylvania
November 28, 2011



FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011
--------------------------------------------------------------------------------

COMMON STOCK - 41.57%

                                                 Shares            Value
                                                 ------            -----
CONSUMER DISCRETIONARY - 2.68%
Lululemon Athletica, Inc. (b)                     5,000        $   243,250
McDonald's Corporation                            3,600            316,152
                                                                ----------
                                                                   559,402
                                                                ----------

CONSUMER STAPLES - 9.40%
The Coca-Cola Company                            13,100            885,036
Kimberly-Clark Corporation                        6,800            482,868
Lorillard, Inc.                                   3,600            398,520
Phillip Morris International, Inc.                3,200            199,616
                                                                ----------
                                                                 1,966,040
                                                                ----------

ENERGY - 3.97%
ConocoPhillips                                    6,900            436,908
Devon Energy Corporation                          2,800            155,232
Murphy Oil Corp.                                  5,400            238,464
                                                                ----------
                                                                   830,604
                                                                ----------

FINANCIALS - 3.07%
American Express Company                          6,700            300,830
Reinsurance Group of America, Inc.                3,300            151,635
Ventas, Inc. (REIT)                               3,854            190,388
                                                                ----------
                                                                   642,853
                                                                ----------

HEALTH CARE - 7.04%
Aetna Inc.                                        6,700            243,545
Bristol-Myers Squibb Company                     17,700            555,426
Johnson & Johnson                                 6,300            401,373
Sirona Dental Systems, Inc.                       6,400            271,424
                                                                ----------
                                                                 1,471,768
                                                                ----------

INDUSTRIALS - 3.02%
Parker-Hannifin Corporation                       5,900            372,467
3M Company                                        3,600            258,444
                                                                ----------
                                                                   630,911
                                                                ----------

See accompanying notes to financial statements.



FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

                                                 Shares            Value
                                                 ------            -----
INFORMATION TECH. - 6.48%
Apple Inc. (b)                                    1,250        $   476,475
Global Payments Inc.                              4,900            197,911
International Business Machines Corporation       2,500            437,575
Qualcomm Inc.                                     5,000            243,150
                                                                ----------
                                                                 1,355,111
                                                                ----------

TELECOMMUNICATION SERVICES - 1.76%
Verizon Communications Inc.                      10,000            368,000
                                                                ----------
                                                                   368,000
                                                                ----------

UTILITIES - 4.15%
Oneok, Inc.                                       5,500            363,220
PPL Corporation (b)                              17,700            505,158
                                                                ----------
                                                                   868,378
                                                                ----------


Total Common Stocks (Cost $9,423,145)                            8,693,067
                                                                ----------



EXCHANGE-TRADED FUNDS (ETF's) - 5.96%
Ishares Barclays 20+ Year Treasury Fund           8,500          1,026,800
Materials Select Sector SPDR                      7,500            219,900
                                                                ----------
Total ETF's (Cost $1,312,845)                                    1,246,700
                                                                ----------

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

                                                 Shares            Value
                                                 ------            -----
STRUCTURED NOTES - 10.23%
Barclays Bank PLC Buffered SuperTrack Notes
Due 09/05/2012 Linked to the Performance
of the iShares MSCI EAFE Index Fund (b)       1,000,000        $   834,900

JP Morgan Chase & Co., Buffered Return
Enhanced Notes Linked to the S&P 500 Index
Due 09/07/2012 (b)                              500,000            453,900

Royal Bank of Canada Buffered Bullish
Enhanced Return Notes Linked to the iShares
MSCI EAFE Index Fund Due 12/28/2012 (b)       1,000,000            850,400
                                                                 ---------
Total Structured Notes (Cost $2,500,000)                         2,139,200
                                                                 ---------




MONEY MARKET FUND - 58.79%
Federated Government Obligation-I            12,293,152         12,293,152
                                                                ----------
Money Market Fund (Cost $12,293,152)                            12,293,152
                                                                ----------


     Total Investments (Cost $25,529,142) (a)    116.55%        24,372,119
     Other Assets Less Liabilities               (16.55%)       (3,461,718)
                                                 ------         ----------
     Net Assets                                  100.00%       $20,910,401
                                                 ======         ==========

     (a) Book and tax cost are the same.
     (b) Non-Income producing security.



At September 30, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

     Gross unrealized appreciation          $    74,244
     Gross unrealized depreciation           (1,231,267)
                                              ---------
     Net unrealized depreciation            $(1,157,023)
                                              =========

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011
--------------------------------------------------------------------------------

                                                            Low Volatility
                                                                 Fund
                                                                 ----
ASSETS
   Investments at market value
     (Identified cost $25,529,142) (Note 1 (A))               $24,372,119
   Income receivable                                                6,601
   Subscriptions receivable                                       158,833
                                                               ----------
        Total assets                                           24,537,553
                                                               ----------

LIABILITIES
   Payable for investment securities purchased                  3,571,588
   Redemptions payable                                              9,170
   Management fee payable                                          13,036
   Administration fee payable                                         261
   Distribution plan payable                                        1,955
   Shareholder servicing fee payable                                1,304
   Transfer agent fee payable                                         782
   Chief Compliance Officer fee payable                               836
   Accrued expenses                                                28,220
                                                               ----------
        Total liabilities                                       3,627,152
                                                               ----------

NET ASSETS                                                    $20,910,401
       (Applicable to 2,280,501 shares outstanding,            ==========
        $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                           $9.17
                                                                     ====

NET ASSETS
   At September 30, 2011, net assets consisted of:
     Paid-in capital                                          $22,245,065
     Accumulated net realized loss on investments                (177,641)
     Net unrealized depreciation                               (1,157,023)
                                                               ----------
                                                              $20,910,401
                                                               ==========

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF OPERATIONS

For the Period June 10, 2011 through September 30, 2011*
--------------------------------------------------------------------------------

                                                        Low Volatility
                                                             Fund
                                                             ----
INVESTMENT INCOME
     Dividend Income                                      $   29,363
     Interest income                                             227
                                                           ---------
     Total investment income                                  29,590
                                                           ---------

   Expenses
     Management fee (Note 2)                                  39,407
     Distribution costs (Notes 2 and 3)                        5,911
     Transfer agent fee (Note 2)                               2,364
     Shareholder services fee (Note 2)                         3,941
     Administration fee (Note 2)                                 788
     Accounting fee                                           11,836
     Legal and audit fees                                     25,312
     Printing                                                  2,000
     Custodian fee                                             1,510
     Registration fee                                             18
     Chief Compliance Officer fee (Note 2)                     2,813
     Directors fee                                               185
                                                           ---------
     Total expenses                                           96,085
                                                           ---------


        Net investment income loss                           (66,495)
                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized loss from security transactions             (177,641)
     Change in unrealized depreciation of investments     (1,157,023)
                                                           ---------
        Net loss on investments                           (1,334,664)
                                                           ---------

NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                          $(1,401,159)
                                                           =========



   *Commenced operations on June 10, 2011.

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

	                                        For The Period June 10, 2011
                                               through September 30, 2011*
	                                        ----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income loss                                 $  (66,495)
     Net realized loss on investments                             (177,641)
     Decrease in unrealized depreciation of investments         (1,157,023)
                                                                ----------
        Net decrease in net assets resulting from operations    (1,401,159)
                                                                ----------

   Capital share transactions (a)
     Increase in net assets resulting from
       capital share transactions                               22,311,560
                                                                ----------

           Total increase in net assets                         20,910,401

NET ASSETS
   Beginning of period                                                   -
                                                                ----------
   End of period                                               $20,910,401
                                                                ==========


 (a)  Summary of capital share activity follows:


	                                                    Investor Class
                                                  ------------------------------
                                                   For The Period June 10, 2011
                                                     Through September 30, 2011
                                                  ------------------------------

                                                   Shares              Value
   Shares sold                                    2,368,269         $23,156,495
   Shares redeemed                                  (87,768)           (844,935)
                                                  ---------          ----------
   Net increase                                   2,280,501         $22,311,560
                                                  =========          ==========

   *Commenced operations June 10, 2011.

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period June 10, 2011 through September 30, 2011)*
--------------------------------------------------------------------------------

 	                                             INVESTOR CLASS*
                                          -----------------------------------

                                                Period Ended September 30,
                                          -----------------------------------
                                                          2011
                                                          ----
Net asset value
   Beginning of period                                 $ 10.00
                                                        ------

Income from investment operations
   Net investment income                                  (.03)
   Net gain (loss) on securities
      (both realized and unrealized)                      (.80)
                                                        ------
    Total from investment operations                      (.83)
                                                        ------

   End of Period                                       $  9.17
                                                        ======

Total return                                             -8.30%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)                $20,910
   Ratio of expenses to average
      net assets (a)                                      2.28%**
   Ratio of net investment income
      to average net assets                              -1.58%**

Portfolio turnover                                       18.42%

*Commenced operations June 10, 2011.
**Annualized

(a) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND
NOTES TO FINANCIAL STATEMENTS

September 30, 2011
-------------------------------------------------------------------------------

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Pacific Low Volatility Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is currently authorized to offer one Class of
Shares:   Investor Shares.

The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility. The Fund seeks to achieve its objective by investing in equities, structured notes, fixed income securities and cash and cash equivalents. The Investment Manager may allocate to the various asset classes either through the purchase of open-end investment companies and ETFs or through direct investment in the various securities.

The Fund invests in structured notes that are specially designed debt instruments whose principal and interest payments are linked to, and whose values rise or fall in response to, the value of an index, basket of securities, interest rate benchmark or other financial asset. Structured notes are also subject to fixed income risks including income risk, credit risk, and market risk, and certain structured notes are subject to call risk. Structured notes are also subject to risk that the counterparty will not fulfill its contractual obligations, such as paying interest when due or repaying principal at maturity. Structured notes may not be publicly listed or traded on an exchange and may be subject to liquidity risk related to a lack of a liquid market for these notes, preventing the Fund from trading or selling the notes easily. Structured notes may also be subject to more fees and costs than other types of investments and/or more volatile than the reference factor or security underlying the note.

The Fund has invested in structured notes, whose values are linked to the performance of the S&P 500 Index and the iShares MSCI EAFE Index Fund. These structured notes are unsecured debt obligations of an issuer (Barclays Bank, PLC; Royal Bank of Canada and JP Morgan Chase & Co.). These notes that are subject to a stated maximum return, which may limit the payment amount at maturity, regardless of the performance of the underlying financial instrument. Structured notes may also yield a return that is positive at a multiple (Lever) of the underlying index return. Should the underlying index produce a negative return, the structured notes that are currently held have a stated buffer percentage. The negative return of the index is subtracted by this buffer to determine the return of the structured note to the Fund. Thus, the Fund's risk of loss associated with these structured notes is limited to the principal investment amount less the buffer percentage if the note is held to maturity. The value of these notes will rise and fall in response to changes in the underlying instrument, and various other market conditions and economic factors. Changes in the value of structured notes are recorded as unrealized appreciation or depreciation in the Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

The Fund's investments in other investment companies subjects it to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. The Fund will incur its pro rata share of the underlying investment company's expenses. The Fund may purchase ETFs which may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

The Fund may purchase fixed income securities which will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)  SECURITY VALUATION
     Portfolio securities, which are fixed income securities, are valued by an independent pricing agent using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents. Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the Nasdaq Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities. If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price. Nasdaq listed securities are valued at the Nasdaq Official Closing Price. Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. Exchange-traded open-end investment companies and closed-end investment companies are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund's net asset value ("NAV") calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund's approved independent pricing agents.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

     Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

     The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

     Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

     Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

     The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

     The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

     The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

     Common Stocks and Exchange-Traded Funds are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2 of the fair value hierarchy.

     Structured Notes are normally valued by pricing service providers that use broker dealer or issuer quotations, reported trades or valuation estimates from their internal pricing models. The service providers' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized in Level 2 of the fair value hierarchy.

     Investment in registered open-end investment management companies will be valued based upon the NAV's of such investment and are categorized as Level 1 of the fair value hierarchy.

     The following is a summary of the inputs used in valuing the Fund's investments, as of September 30, 2011. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description
                          Level 1     Level 2     Level 3     Total
Common Stocks          $ 8,693,067   $-0-        $-0-      $ 8,693,067
Exchange-Traded Funds  $ 1,246,700   $-0-        $-0-      $ 1,246,700
Structured Notes       $-0-          $2,139,200  $-0-      $ 2,139,200
Money Market Fund      $12,293,152   $-0-        $-0-      $12,293,152
                        ----------    ---------   -------   ----------
        Total          $22,232,919   $2,139,200  $-0-      $24,372,119
                        ==========    =========   ===       ==========

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the course of the September 30, 2011 period.

                                                     Structured Notes
                                                         at Value
Balance as of 06/10/2011                                   $-0-
   Realized gain (loss)                                    $ -
   Change in unrealized appreciation (depreciation)        $ -
   Purchases (sales)                                       $2,500,000
   Transfers in and/or out of Level 3                      $2,500,000
                                                            ---------
Balance as of 09/30/2011                                   $-0-
                                                            ===


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

     Significant Ownership Concentration
     At September 30, 2011, the Fund invested 58.79% of its net assets in the Federated Government Obligation-I Money Market Fund. The Federated Government Obligations-I Money Market Fund's objective is to seek current income consistent with stability of principal by investing primarily in a portfolio of short-term U.S. Treasury and government securities, and repurchase agreements collateralized by such obligations.

(B)  FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2011, the First Pacific Low Volatility Fund had a short-term capital loss carryforward of $177,641.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

     Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

     The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2011, open Federal tax years include the tax year ended September 30, 2011. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.

(C)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
     SHAREHOLDERS
     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Investment transactions are recorded on a trade date basis. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. The Fund intends to pay income dividends at least annually.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

(D)  USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, LFG receives compensation at the annual rate of 1.00% and up to .05% of the Fund's average daily net assets, respectively. For the period June 10, 2011 through September 30, 2011, the Fund was allocated $2,813 of the Chief Compliance Officer fee.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $5,911 for costs incurred in connection with the sale of First Pacific Low Volatility Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the First Pacific Low Volatility Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of
the Act.   The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the First Pacific Low Volatility Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $14,980,811 and $1,567,180, respectively, for the First Pacific Low Volatility Fund.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

(5)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

      For the period ending September 30, 2011 the Fund had no distributions. The tax character of distributable earnings at September 30, 2011 were as follows:

      Undistributed                               Post  Unrealized  Total
      Net Investment Undistributed Capital Loss  October  Gain/ Distributable
         Income      Capital Gains Carryforwards Losses  (Loss)   Earnings
         ------      ------------- ------------- ------  ------   --------
First Pacific Low
 Volatility Fund
         $ -           $ -         $(177,641)   $ -    $(1,157,023) $(1,334,664)

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period-ended September 30, 2011, the First Pacific Low Volatility Fund's net investment income loss was decreased by $66,495, and paid-in capital was decreased by $66,495.


(6)	NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update ("ASU") modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International
Accounting Standards Board ("IASB") issued International Financial
Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.


 (7)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of September 30, 2011, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.








FIRST PACIFIC MUTUAL FUND, INC.
--------------------------------------------------------------------------------
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Company") rests with the Board of Directors. Each Director serves during the lifetime of the Company and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Company to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Company.

                                                              Number of
                                                              Portfolios
              Position     Term of                            in Company Other
              &            Office and                         Complex   Director
              Office With  Length of     Principal Occupation Overseen  -Ships
Name Age      the          Time          During the Past      by        Held by
and Address   Company      Served        Five Years           Director* Director
--------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (59) Director Unlimited Term Since April 2010, Sales   2  None
896 Puuikena Dr.                   23 years    Consultant, Henry Schein
Honolulu, HI  96821                            Dental; prior to April 2010,
                                               Office Technology Specialist,
                                               Xerox Corporation and Account
                                               Executive, Roadway Express

Lynden M. Keala (57)   Director Unlimited Term Account Executive,        2  None
47-532 Hui Iwa St.                 22 years    Workflow One (formerly The
Kaneohe, HI 96744                              Relizon Company)

Stuart S. Marlowe (71) Director Unlimited Term Owner, Surfside Sales and 2  None
PO Box 630507                      23 years    Marketing (Sales and marketing of
Lanai City, HI  96763                          music for the State of Hawaii)

Karen T. Nakamura (67) Director Unlimited Term Executive Vice President  2  None
2825 S. King Street, #2001         14 years    & CEO, Building Industry
Honolulu, HI  96826                            Association of Hawaii;
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (64)   Director Unlimited Term Commercial Real Estate,   2  None
220 S. King Street, #1800          14 years    Colliers Monroe Friedlander, Inc.
Honolulu, HI  96813                            Real Estate, 1250 Oceanside
                                               Partners

INTERESTED DIRECTORS
--------------------
Terrence K.H. Lee(54) Director, Unlimited Term Director, President and   2  None
593 Moaniala Street    Chairman,   23 years    CEO, Lee Financial Group Inc.,
Honolulu, HI  96821    President               Lee Financial Securities, Inc.,
                       and CEO                 and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
--------
Nora B. Simpson (51)   Treasurer, Chief        Vice President, CCO, CFO and
503 Blackbird Drive    Compliance Officer,     Treasurer, Lee Financial Group
Hockessin, DE  19707   Assistant Secretary     Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.


Charlotte A. Meyer (58) Assistant Treasurer    Director, Assistant Treasurer and
551-1 Pepeekeo Street	                       Vice President, Lee Financial
Honolulu, HI  96825                            Group Inc., Lee Financial
                                               Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.

Lugene Endo Lee (55)    Secretary              Director, Secretary and Vice
2756 Woodlawn Drive, #6-201                    President, Lee Financial Group
Honolulu, HI  96822	                       Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.

Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as a Director, Officer and Shareholder of the Investment Manager, as a Director and Officer of the principal underwriter and transfer agent and has had a material and professional relationship with the Company for the last two completed calendar years.

*Each Director oversees two portfolios of the Company that are currently offered for sale.

Additional information about members of the Board of Directors and executive officers is available in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.



FIRST PACIFIC LOW VOLATILITY FUND (Unaudited)

Shareholder Information


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.leehawaii.com and reflect the period beginning June 10, 2011 and ending June 30, 2011.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.leehawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




        Disclosure Regarding Approval of the Management Agreement (Unaudited)
                         First Pacific Low Volatility Fund

At a meeting held on January 19, 2011, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved an Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the First Pacific Low Volatility Fund (the "Portfolio"), a new series of First Pacific Mutual Fund, Inc., for a two year period ending September 30, 2012.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received
Materials reviewed. The Directors received a variety of materials relating to the services to be provided by LFG, including the proposed portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services to be provided by LFG to the Portfolio. In addition, the Board reviewed and considered supplementary information and presentations by LFG including the Portfolio's proposed investment objective, strategy and policies; proposed management fee; expense comparisons; financial information regarding LFG; descriptions of various functions such as compliance monitoring and portfolio trading, brokerage and soft-dollar commission practices; and information about the experience and qualifications of the personnel who would provide investment management and administrative services to the Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the approval of the agreement with LFG representatives. In deciding to recommend the approval of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services
In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of the proposed portfolio management team and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage and advise the Portfolio.

Other Services. The Board considered, in connection with the performance of its investment management services to the Fund and the Portfolio, the following:
LFG's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services to be provided by LFG to the Portfolio under the Administrative Agreement.

3. Management Fees and Total Operating Expenses
The Board reviewed the proposed management fees and estimated total operating expenses of the Portfolio and compared such amounts with the industry average fees and expense levels of other comparable funds. The Board considered the advisory fee information for other LFG clients that are similarly managed to the Portfolio. The Board concluded that: the proposed management fees for the Portfolio are generally competitive with fees paid by comparable funds and LFG's other similarly managed clients; and the estimated expense ratio of the Portfolio is generally competitive with the expenses paid by comparable funds.

4. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits The Board considered information regarding LFG's expected costs of providing services to the Portfolio, including LFG's payment of the legal fees for organizing and registering the Portfolio, as well as the resulting level of profits to LFG. The Board further concluded that the estimated profit to LFG for investment management services seems reasonable based on the services to be provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio's assets grow. In assessing the benefits to LFG from its relationships with the Portfolio, the Board considered the proposed soft dollar arrangements for the Portfolio. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the proposed management fee for the Portfolio was reasonable in relation to the benefits to be derived by LFG from these relationships.

5. Conclusions
No single factor was determinative of the Board's decision to approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including a majority of the Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services to be provided and expenses to be incurred under the Agreement.






                            INVESTMENT MANAGER
                         Lee Financial Group Inc.
                     2756 Woodlawn Drive, Suite #6-201
                        Honolulu, Hawaii  96822-1856

                                DISTRIBUTOR
                       Lee Financial Securities, Inc.
                     2756 Woodlawn Drive, Suite #6-201
                        Honolulu, Hawaii  96822-1856

                              FUND ACCOUNTANT
                        Ultimus Fund Solutions, LLC
                       225 Pictoria Drive, Suite 450
                          Cincinnati, OH  45246

                                CUSTODIAN
                              Union Bank, N.A.
                      350 California Street, 6th Floor
                      San Francisco, California  94104

                              LEGAL COUNSEL
                       Drinker Biddle & Reath LLP
                            One Logan Square
                               Suite #2000
                   Philadelphia, Pennsylvania  19103-6996

                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                          Tait, Weller & Baker LLP
                     1818 Market Street, Suite #2400
                  Philadelphia, Pennsylvania  19103-2108

                              TRANSFER AGENT
                     Lee Financial Recordkeeping, Inc.
                     2756 Woodlawn Drive, Suite #6-201
                       Honolulu, Hawaii  96822-1856




















                              [FUND LOGO OMITTED]




                             Hawaii Municipal Fund




                                ANNUAL REPORT








                              September 30, 2011





November 8, 2011



Dear fellow shareholder,

       As we begin our 24th year of operations, we are pleased to provide you with our Fund's 2011 Annual Report.

       It has been and continues to be daunting times for investors. We have seen unprecedented downturns in the equity markets followed by a sharp rise in the major indices. The economy which seemed to be in a negative tail spin is now showing signs of a tepid recovery. Amidst this continued turmoil, municipal bonds have generally experienced less volatility than many of their equity counterparts. As shareholders of the Hawaii Municipal Fund, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. Over the course of the fiscal year, the treasury yield curve flattened with short-term interest rates remaining unchanged and long-term interest rates dropping by .74%. The municipal market, however did not follow the drop in treasury yields. Municipal yields have been hurt by selling pressure from negative news stories, and municipal budget difficulties. This accounts for the Hawaii Municipal Fund's fiscal year price decrease of $0.14 per share. The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $10.97 on October 1, 2010 and a NAV of $10.83 on September 30, 2011. The primary investment strategy of the Hawaii Municipal Fund is to purchase primarily investment grade long-term Hawaii municipal bonds. The past year's performance for the Fund, which is presented in this Annual Report, was primarily a result of the implementation of this strategy.

       The downgrade of United States sovereign debt had a ripple effect throughout the municipal marketplace. The downgrade caused many municipal securities to lose their AAA rating, especially those that were pre-refunded, were issued by a State housing authority, or were backed in some fashion by a United States agency.

       During the fiscal year ended September 30, 2011, the Federal Reserve Bank kept the Federal Funds Rate between 0 and .25%. Despite keeping short-term rates unchanged, the 20 year treasury bond's yield fell by 74 basis points to 2.66%. In our opinion, this decrease in rates at the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will not greatly increase over the long-term. Still, there continues to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts/terrorism and global economic factors.

       On the following pages are line graphs comparing the Fund's performance to the Barclays Capital Municipal Bond Index for the 10 years ended September 30, 2011. The graph assumes a hypothetical $10,000 investment in the Fund. The object of the graph is to permit a comparison of the Fund with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of the Fund. For the fiscal year ended September 30, 2011, the Hawaii Municipal Fund's concentration in Hawaii municipal bonds caused the portfolio to lag the Index. For the 5 and 10 year periods ended September 30, 2011, the Hawaii Municipal Fund's portfolio had a shorter effective maturity than the Barclays Capital Municipal Bond Index, therefore, the Hawaii Municipal Fund lagged the Index due to the declining interest rate environments.

                    STANDARD & POOR'S MUNICIPAL BOND RATINGS
                              Hawaii Municipal Fund
                                September 30, 2011

[The following table was depicted as a pie chart in the printed material.]

AA+         14.66%
AA           9.14%
AA-          8.40%
A+           5.69%
A           17.21%
BBB+         6.63%
BBB          3.50%
BBB-        11.50%
BB+          0.37%
NR^         22.90%

       ^ Primarily all of the investments in the Hawaii Municipal Fund portfolio are investment grade securities. Only 1.46% of the municipal bonds purchased for the portfolio are deemed to be below investment grade by the Investment Manager.

       We are proud to report that as a Hawaii resident, 100% of the income
dividends earned in 2011 were both state and federal tax-free.*   There was no
capital gain distribution to shareholders for the 2010 calendar year. There will not be a capital gain distribution for the Hawaii Municipal Fund for the 2011 calendar year.

       If you have any questions about this Annual Report or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

       Thank you for your business as well as the many referrals. On behalf of the staff and management of the Fund, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			Lee Financial Securities, Inc./Distributor

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088.

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. *Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund is a series of First Pacific Mutual Fund, Inc.

This report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on Lee Financial Group's predictions and expectations concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Mutual fund investing includes risks. Principal loss is possible. The Hawaii Municipal Fund's investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk.




                      HAWAII MUNICIPAL FUND INVESTOR CLASS
$10,000 Investment in Fund Compared to Barclays Capital Municipal Bond Index

[The following table was depicted as a line chart in the printed material.]

           Hawaii Municipal Fund      Barclays Capital
              Investor Class       Municipal Bond Index
09/30/01		$10,000			$10,000
09/30/02		$10,798			$10,893
09/30/03		$11,228			$11,318
09/30/04		$11,681			$11,838
09/30/05		$12,012			$12,318
09/30/06		$12,435			$12,866
09/30/07		$12,703			$13,264
09/30/08		$12,480			$13,016
09/30/09		$13,601			$14,949
09/30/10		$14,298			$15,817
09/30/11		$14,648			$16,431

Average Annual Total Return
           Hawaii Municipal Fund      Barclays Capital Municipal Bond Index
1 Year             2.45%                              3.88%
5 Year             3.33%                              5.01%
10 Year            3.89%                              5.09%

Barclays Capital Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund Investor Class with the performance of the Barclays Capital Municipal Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Barclays Capital Municipal Bond Index reflects reinvestment of dividends but not the expenses of the Fund. It is not possible to invest directly in an index. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. Current performance may be higher or lower than the total return shown. Please call the Fund at (808) 988-8088 or (800) 354-9654 to obtain the most recent month-end returns. The total returns are before taxes on distributions or redemptions of Fund shares. The Fund's annual operating expense ratio, as stated in the current prospectus dated February 1, 2011, is 1.03%. This rate can fluctuate and may differ from the expense ratio for the most recently completed fiscal year disclosed in the Financial Highlights in this annual report.




YOUR FUND'S EXPENSES
--------------------

As a Fund shareholder, you can incur the following costs:

 Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
--------------------
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
     If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
----------------------------------------------------
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                      Beginning                      Expenses Paid During
                       Account      Ending Account           Period*
                    Value 04/01/11  Value 09/30/11     04/01/11-09/30/11

Hawaii Municipal Fund Investor Class
Actual               $1,000.00         $1,051.60             $5.49
Hypothetical         $1,000.00         $1,019.71             $5.41


*Expenses are equal to the annualized expense ratio (1.07%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.




                           TAIT, WELLER & BAKER LLP
                         Certified Public Accountants


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors and
Shareholders of First Pacific Mutual Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Hawaii Municipal Fund, a series of First Pacific Mutual Fund, Inc., including the schedule of investments, as of September 30, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Fund's management.   Our responsibility is to express an opinion on these
financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States).   Those standards require
that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of
material misstatement.   The Fund is not required to have, nor were we
engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures
in the financial statements.   Our procedures included confirmation of
securities owned as of September 30, 2011, by correspondence with the
custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the
overall financial statement presentation.   We believe that our audits
provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                         /s/ Tait, Weller & Baker LLP



Philadelphia, Pennsylvania
November 28, 2011




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2011
--------------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

                        HAWAII MUNICIPAL BONDS - 96.24%
                        ----------------------

		Hawaii County
			General Obligation Bonds - 3.99%
$     1,755,000               5.000%,     07/15/21     $    2,019,830
      1,000,000               5.000%,     07/15/22          1,065,160
        370,000               5.000%,     07/15/24            399,315
      1,210,000               5.000%,     03/01/25          1,386,648
      1,265,000               5.000%,     03/01/26          1,437,609
                                                           ----------
                                                            6,308,562
                                                           ----------

		Hawaii State
			General Obligation Bonds - 2.38%
        530,000               5.000%,     08/01/20            531,611
      2,880,000               5.000%,     05/01/27          3,239,482
                                                           ----------
                                                            3,771,093
                                                           ----------

			Airport Systems Revenue Bonds - 16.78%
         90,000               6.900%,     07/01/12             94,145
        175,000               6.900%,     07/01/12            182,992
      3,000,000               5.750%,     07/01/15          3,012,120
      2,500,000               5.750%,     07/01/16          2,510,100
      3,235,000               5.750%,     07/01/17          3,248,070
      6,000,000               5.625%,     07/01/18          6,023,640
        855,000               5.250%,     07/01/21            858,121
      9,780,000               5.250%,     07/01/27         10,628,415
                                                           ----------
                                                           26,557,603
                                                           ----------

			Certificates of Participation - State Office Buildings - 4.79%
      1,500,000               5.000%,     05/01/15          1,681,920
      4,200,000               5.000%,     05/01/17          4,820,592
        500,000               4.000%,     05/01/19            543,165
        500,000               4.000%,     05/01/20            538,715
                                                           ----------
                                                            7,584,392
                                                           ----------

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 14.26%
$       400,000               4.950%,     04/01/12     $      406,540
      5,430,000               5.750%,     12/01/18          5,458,833
        125,000               6.150%,     01/01/20            125,118
      1,125,000               5.700%,     07/01/20          1,125,697
        115,000               5.450%,     11/01/23            115,006
      4,725,000               5.650%,     10/01/27          4,747,822
      8,085,000               6.200%,     11/01/29          8,088,153
      3,000,000               4.650%,     03/01/37          2,505,900
                                                           ----------
                                                           22,573,069
                                                           ----------

			   	Chaminade University - 3.12%
      2,750,000               5.000%,     01/01/26          2,770,680
      1,270,000               4.700%,     01/01/31          1,209,599
      1,000,000               4.750%,     01/01/36            950,210
                                                           ----------
                                                            4,930,489
                                                           ----------

  				Hawaii Pacific Health - 4.46%
      1,140,000               5.600%,     07/01/33          1,137,047
      6,000,000               5.500%,     07/01/40          5,716,860
        200,000               5.750%,     07/01/40            197,486
                                                           ----------
                                                            7,051,393
                                                           ----------

				Hawaii Mid-Pacific Institute - 2.06%
      2,085,000               5.000%,     01/01/26          2,117,443
      1,230,000               4.625%,     01/01/36          1,147,528
                                                           ----------
                                                            3,264,971
                                                           ----------

				Kapiolani Health Care System - 0.74%
      1,110,000               6.400%,     07/01/13          1,177,111
                                                           ----------

				Kuakini Hawaii Health System - 0.36%
        570,000               6.300%,     07/01/22            570,256
                                                           ----------

				Kahala Nui - 5.49%
      8,200,000               8.000%,     11/15/33          8,685,932
                                                           ----------

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

				Wilcox Hospital - 1.19%
$       475,000               5.250%,     07/01/13    $       475,812
      1,250,000               5.350%,     07/01/18          1,251,038
        160,000               5.500%,     07/01/28            160,006
                                                           ----------
                                                            1,886,856
                                                           ----------

			Harbor Capital Improvements Revenue Bonds - 4.29%
        150,000               5.000%,     07/01/12            153,785
      1,580,000               5.250%,     01/01/16          1,702,102
      1,665,000               5.375%,     01/01/17          1,788,143
        500,000               5.500%,     07/01/19            507,460
      2,005,000               5.250%,     01/01/21          2,120,127
        520,000               5.750%,     07/01/29            520,947
                                                           ----------
                                                            6,792,564
                                                           ----------

			Hawaii Health Systems - 1.05%
        284,000               3.800%,     02/15/13            286,815
      1,370,000               4.700%,     02/15/19          1,377,425
                                                           ----------
                                                            1,664,240
                                                           ----------

			Housing Authority
				Single Family Mortgage Special
				Purpose Revenue Bonds - 4.27%
        205,000               4.650%,     07/01/12            207,897
        360,000               4.800%,     07/01/13            364,950
         95,000               5.250%,     07/01/13             95,093
      3,130,000               5.400%,     07/01/29          3,130,751
        175,000               5.750%,     07/01/30            175,019
      2,105,000               5.375%,     07/01/33          2,112,452
        645,000               5.000%,     07/01/36            670,464
                                                           ----------
                                                            6,756,626
                                                           ----------

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

				HCDC Rental Housing System Revenue Bonds - 4.04%
$        100,000              3.700%,     01/01/13    $       101,661
         810,000              4.750%,     07/01/22            828,906
         600,000              4.750%,     07/01/23            612,822
         895,000              5.000%,     07/01/24            924,499
         100,000              5.000%,     07/01/25            103,230
         990,000              6.000%,     07/01/26          1,066,616
       1,055,000              6.000%,     07/01/27          1,127,510
         785,000              6.000%,     07/01/28            832,210
         750,000              6.000%,     07/01/29            791,670
                                                           ----------
                                                            6,389,124
                                                           ----------

				HFDC Multi-Family-Kuhio Park- 1.56%
       2,430,000              4.750%,     10/01/27          2,472,719
                                                           ----------

			Department of Hawaiian Homelands - 2.69%
       1,000,000              5.875%,     04/01/34          1,063,720
       3,000,000              6.000%,     04/01/39          3,197,040
                                                           ----------
                                                            4,260,760
                                                           ----------

				Hawaiian Homelands - COP Kapolei - 2.97%
        210,000               3.750%,     11/01/16            227,957
        950,000               4.125%,     11/01/23            989,463
      3,295,000               5.000%,     11/01/31          3,475,764
                                                           ----------
                                                            4,693,184
                                                           ----------

			University of Hawaii - Revenue Bonds - 6.53%
        100,000               4.000%,     07/15/16            110,898
      1,000,000               5.000%,     10/01/18          1,191,890
      1,000,000               5.000%,     10/01/19          1,193,600
      1,500,000               5.000%,     10/01/23          1,652,655
      3,355,000               4.500%,     07/15/26          3,522,381
      2,500,000               5.000%,     07/15/29          2,663,550
                                                           ----------
                                                           10,334,974
                                                           ----------

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

		Honolulu City & County
			General Obligation Bonds - Waipahu - 1.24%
$     1,955,000               6.900%,     06/20/35    $     1,957,326
                                                           ----------

			Water System Revenue Bonds
					Board of Water Supply - 3.42%
      3,550,000               4.500%,     07/01/23          3,812,700
      1,470,000               5.000%,     07/01/26          1,591,466
                                                           ----------
                                                            5,404,166
                                                           ----------

		Kauai County
			General Obligation Bonds - 3.02%
        770,000               5.000%,     08/01/24            910,933
        880,000               3.625%,     08/01/25            911,284
      2,780,000               5.000%,     08/01/27          2,962,702
                                                           ----------
                                                            4,784,919
                                                           ----------

			Housing Authority Paanau Project - 0.13%
        205,000               7.250%,     04/01/12            205,250
                                                            ---------

		Maui County
			General Obligation Bonds - 1.41%
      1,000,000               5.000%,     07/01/23          1,120,060
      1,000,000               5.000%,     07/01/24          1,112,450
                                                           ----------
                                                            2,232,510
                                                           ----------

      Total Hawaii Municipal Bonds (Cost $149,403,888)    152,310,089
                                                          -----------

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

                                                              Value
     Par Value                                             (Note 1 (A))
     ---------                                             ------------

                     VIRGIN ISLANDS MUNICIPAL BONDS - 0.23%
                     ------------------------------

		Virgin Islands
			Public Finance Authority, Series A - 0.07%
$         90,000              7.300%,     10/01/18    $       106,755
                                                            ---------

			Public Finance Authority, Series A - 0.16%
         250,000              5.000%,     07/01/14            260,648
                                                            ---------

      Total Virgin Islands Municipal Bonds (Cost $345,107)    367,403
                                                            ---------



      Total Investments (Cost $149,748,995) (a) 96.47%    152,677,492
      Other Assets Less Liabilities              3.53%      5,588,147
                                                -----     -----------
      Net Assets                               100.00%   $158,265,639
                                               ======     ===========


      (a) Aggregate cost for federal income tax purposes is $149,663,782.


       At September 30, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation         $ 3,842,857
                  Gross unrealized (depreciation)          (829,147)
                                                         ----------
                  Net unrealized appreciation           $ 3,013,710
                                                         ==========

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011
--------------------------------------------------------------------------------

                                                           Municipal
                                                             Fund
                                                             ----
ASSETS
   Investments at market value
     (Identified cost $149,748,995) (Note 1 (A))          $152,677,492
   Cash                                                      3,466,887
   Interest receivable                                       2,424,000
   Other assets                                                  9,287
                                                           -----------
        Total assets                                       158,577,666
                                                           -----------

LIABILITIES
   Distributions payable                                       134,611
   Redemptions payable                                           4,347
   Management fee payable                                       64,860
   Administration fee payable                                    2,594
   Distribution plan payable                                    19,458
   Shareholder servicing fee payable                            12,972
   Transfer agent fee payable                                    7,783
   Chief Compliance Officer fee payable                          4,712
   Accrued expenses                                             60,690
                                                           -----------
        Total liabilities                                      312,027
                                                           -----------

NET ASSETS                                                $158,265,639
                                                           ===========
   	(Applicable to 14,607,423 shares outstanding,
        $.01 par value, 40,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                       $10.83
                                                                 =====

NET ASSETS
   At September 30, 2011, net assets consisted of:
     Paid-in capital                                      $156,849,868
     Undistributed net investment income                        85,213
     Accumulated net realized loss on investments           (1,597,939)
     Net unrealized appreciation                             2,928,497
                                                           -----------
                                                          $158,265,639
                                                           ===========

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2011
--------------------------------------------------------------------------------

                                                          Municipal
                                                            Fund
                                                            ----
INVESTMENT INCOME
   Interest income                                       $7,880,876
                                                          ---------

   Expenses
     Management fee (Note 2)                                825,348
     Distribution costs (Notes 2 and 3)                     247,606
     Transfer agent fee (Note 2)                             99,040
     Shareholder services fee (Note 2)                      165,068
     Administration fee (Note 2)                             33,011
     Accounting fee                                          71,989
     Legal and audit fees                                   112,660
     Printing                                                10,620
     Custodian fee                                           23,997
     Insurance                                                9,185
     Registration fee                                         9,364
     Miscellaneous                                           14,203
     Chief Compliance Officer fee (Note 2)                   64,687
     Directors fee                                            7,416
                                                          ---------
     Total expenses                                       1,694,194
     Fee reductions (Note 5)                                 (3,747)
                                                          ---------
     Net expenses                                         1,690,447
                                                          ---------
        Net investment income                             6,190,429
                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized loss from security transactions            (469,436)
     Change in unrealized appreciation of investments    (2,350,769)
                                                         ----------
        Net loss on investments                          (2,820,205)
                                                         ----------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                           $3,370,224
                                                          =========

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          For The Year Ended  For The Year Ended
                                          September 30, 2011  September 30, 2010
                                          ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                          $ 6,190,429     $ 5,984,525
     Net realized gain (loss) on investments           (469,436)        104,147
     Increase (decrease) in unrealized
        appreciation (depreciation) of investments   (2,350,769)      2,576,463
                                                     ----------      ----------
        Net increase (decrease) in net assets
           resulting from operations                  3,370,224       8,665,135
                                                     ----------      ----------
   Distributions to shareholders from:
     Net investment income
        Investor Class
         ($.39 and $.37 per share, respectively)     (6,118,746)     (5,880,797)
	Capital gains
	   Investor Class
         ($.00 and $.00 per share, respectively)              -               -
           Total distributions to shareholders       (6,118,746)     (5,880,797)
                                                     ----------      ----------
   Capital share transactions (a)
     Increase (decrease) in net assets resulting
         from capital share transactions            (16,918,397)      9,255,585
                                                    -----------      ----------
           Total increase (decrease) in net assets  (19,666,919)     12,039,923

NET ASSETS
   Beginning of year                                177,932,558     165,892,635
                                                    -----------     -----------
   End of year (including undistributed net investment
     income of $85,213 and $168,607, respectively) $158,265,639    $177,932,558
                                                   ============    ============




 (a) Summary of capital share activity follows:
                                       Investor Class       Investor Class
                                     ------------------    ------------------
                                     For The Year Ended    For The Year Ended
                                     September 30, 2011    September 30, 2010
                                     ------------------    ------------------

                                    Shares      Value      Shares      Value
   Shares sold                     873,093   $9,315,095   2,731,560 $29,496,727
   Shares issued on reinvestment
       of distributions            421,482    4,475,287     403,775   4,368,385
                                   -------   ---------    ---------  ----------
                                 1,294,575   13,790,382   3,135,335  33,865,112
   Shares redeemed              (2,903,690) (30,708,779) (2,274,962)(24,609,527)
                                 ---------   ----------   ---------  ----------
   Net increase (decrease)      (1,609,115)$(16,918,397)    860,373 $ 9,255,585
                                 =========   ==========   =========  ==========

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
--------------------------------------------------------------------------------

	                                    INVESTOR CLASS
                          ----------------------------------------------------
                                     Years Ended September 30,
                          ----------------------------------------------------
                                        2011    2010     2009     2008    2007
                                        ----    ----     ----     ----    ----
Net asset value
   Beginning of year	              $10.97   $10.80   $10.31   $10.88  $11.04
                                       -----    -----    -----    -----   -----

Income from investment operations
   Net investment income                 .39      .37      .38      .39     .39
   Net gain (loss) on securities
      (both realized and unrealized)    (.14)     .17      .51     (.57)   (.16)
                                        ----     ----     ----     ----    ----
    Total from investment operations     .25      .54      .89     (.18)    .23
                                        ----     ----     ----     ----    ----

Less distributions
   Dividends from net investment income (.39)    (.37)    (.38)    (.39)   (.39)
   Distributions from capital gains        -        -     (.02)       -       -*
                                        ----     ----     ----     ----    ----
      Total distributions               (.39)    (.37)    (.40)    (.39)   (.39)
                                        ----     ----     ----     ----    -----

   End of year                        $10.83   $10.97   $10.80   $10.31  $10.88
                                       =====    =====    =====    =====   =====

Total return                            2.45%    5.12%    8.98%   -1.73%   2.14%

Ratios/Supplemental Data
  Net assets, end of year (in 000's)$158,266 $177,933 $165,893 $150,059 $148,893

   Ratio of expenses to average
      net assets (a)                   1.03%    1.03%    1.05%    1.08%    1.02%

   Ratio of net investment income
      to average net assets            3.74%    3.49%    3.77%    3.54%    3.55%

Portfolio turnover                    13.68%   19.60%   25.90%   13.47%   15.66%


* Less than $.01 per share

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 1.02%, 1.03%, 1.02%, 1.02%, and .96%, for the years ended September 30, 2011, 2010, 2009,
     2008, and 2007, respectively.

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2011
--------------------------------------------------------------------------------

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Hawaii Municipal Fund which is currently authorized to offer one Class of
Shares:  Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and
economic developments.   If any such problems arise, they could adversely
affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

(A)   SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by
	an independent pricing 	service using market quotations, prices
	provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
	faith by the Board of Directors.   Securities with remaining
	maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.




HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

	Municipal Bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized in Level 2 of the fair value hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of September 30, 2011. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description            Level 1    Level 2      Level 3      Total
Municipal Bonds         $-0-    $152,677,492     $-0-    $152,677,492

There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.




HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

(B)	FEDERAL INCOME TAXES
	It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
	Therefore, no federal income tax provision is required.   At September
	30, 2011, the Hawaii Municipal Fund had a capital loss carryforward of $668,651 of which $547,947 expires in 2017, and $120,704 expires in
	2018.

	In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

	Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

	The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2011, open Federal tax years include the tax years ended September 30, 2008 - September 30, 2011. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss forwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund's financial statements.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
        SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D) 	USE OF ESTIMATES
	The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.




HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively. For the period ended September 30, 2011, the Fund was allocated $64,687 of the Chief Compliance Officer fee.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $247,606 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $22,155,837 and $42,527,227, respectively, for the Hawaii Municipal Fund.




HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------

(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. If not for the offset agreement, the assets could have been employed to produce income. During the year ended September 30, 2011, such reductions amounted to $3,747 for the Hawaii Municipal Fund. Credits used to offset expenses were as follows: Custody fees, $3,747.


(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2011 and 2010 were as follows:

                   Exempt-                Long-Term
                  Interest    Ordinary     Capital         Total
                 Dividends     Income       Gains       Distributions
                  ---------   --------     ---------    -------------
     Hawaii Municipal Fund
      2011       $6,118,746   $  -        $  -          $6,118,746
      2010       $5,880,797   $  -        $  -          $5,880,797

	The tax character of distributable earnings at September 30, 2011 were as follows:

       Undistributed	                           Post   Unrealized  Total
      Ordinary Exempt- Undistributed Capital Loss October  Gain/   Distributable
      Interest Income  Capital Gains Carryforwards Losses (Loss)**  Earnings
      ---------------  ------------- ------------- ------  ------- ----------
Hawaii Municipal Fund
          $  -          $ -         $(668,651) $(929,288) $3,013,710 $1,415,771

   **	The difference between book basis and tax basis unrealized
       appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year-ended September 30, 2011, the Hawaii Municipal Fund's undistributed investment income was decreased by $155,077, and accumulated net realized loss on investments was decreased by $155,077.


(7)	NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update ("ASU") modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information




HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2011
--------------------------------------------------------------------------------


about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.


(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of September 30, 2011, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.




FIRST PACIFIC MUTUAL FUND, INC.
--------------------------------------------------------------------------------
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Company") rests with the Board of Directors. Each Director serves during the lifetime of the Company and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Company to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Company.

                                                              Number of
                                                              Portfolios
              Position     Term of                            in Company Other
              &            Office and                         Complex   Director
              Office With  Length of     Principal Occupation Overseen  -Ships
Name Age      the          Time          During the Past      by        Held by
and Address   Company      Served        Five Years           Director* Director
--------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (59) Director Unlimited Term Since April 2010, Sales   2  None
896 Puuikena Dr.                   23 years    Consultant, Henry Schein
Honolulu, HI  96821                            Dental; prior to April 2010,
                                               Office Technology Specialist,
                                               Xerox Corporation and Account
                                               Executive, Roadway Express

Lynden M. Keala (57)   Director Unlimited Term Account Executive,        2  None
47-532 Hui Iwa St.                 22 years    Workflow One (formerly The
Kaneohe, HI 96744                              Relizon Company)

Stuart S. Marlowe (71) Director Unlimited Term Owner, Surfside Sales and 2  None
PO Box 630507                      23 years    Marketing (Sales and marketing of
Lanai City, HI  96763                          music for the State of Hawaii)

Karen T. Nakamura (67) Director Unlimited Term Executive Vice President  2  None
2825 S. King Street, #2001         14 years    & CEO, Building Industry
Honolulu, HI  96826                            Association of Hawaii;
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (64)   Director Unlimited Term Commercial Real Estate,   2  None
220 S. King Street, #1800          14 years    Colliers Monroe Friedlander, Inc.
Honolulu, HI  96813                            Real Estate, 1250 Oceanside
                                               Partners

INTERESTED DIRECTORS
--------------------
Terrence K.H. Lee(54) Director, Unlimited Term Director, President and   2  None
593 Moaniala Street    Chairman,   23 years    CEO, Lee Financial Group Inc.,
Honolulu, HI  96821    President               Lee Financial Securities, Inc.,
                       and CEO                 and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
--------
Nora B. Simpson (51)   Treasurer, Chief        Vice President, CCO, CFO and
503 Blackbird Drive    Compliance Officer,     Treasurer, Lee Financial Group
Hockessin, DE  19707   Assistant Secretary     Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.


Charlotte A. Meyer (58) Assistant Treasurer    Director, Assistant Treasurer and
551-1 Pepeekeo Street	                       Vice President, Lee Financial
Honolulu, HI  96825                            Group Inc., Lee Financial
                                               Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.

Lugene Endo Lee (55)    Secretary              Director, Secretary and Vice
2756 Woodlawn Drive, #6-201                    President, Lee Financial Group
Honolulu, HI  96822	                       Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.

Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as a Director, Officer and Shareholder of the Investment Manager, as a Director and Officer of the principal underwriter and transfer agent and has had a material and professional relationship with the Company for the last two completed calendar years.

*Each Director oversees two portfolios of the Company that are currently offered for sale.

Additional information about members of the Board of Directors and executive officers is available in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.




HAWAII MUNICIPAL FUND INVESTOR CLASS (Unaudited)

Shareholder Information


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.leehawaii.com and reflect the 12-month period beginning July 1, 2010 and ending June 30, 2011.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.leehawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




           Disclosure Regarding Approval of the Management Agreement
                       Hawaii Municipal Fund (Unaudited)

At a meeting held on July 27, 2011, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the Hawaii Municipal Fund (the "Portfolio") for an additional one-year period ending September 30, 2012.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Directors throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received
Materials reviewed. During the course of the year, the Directors received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund. In addition, the Board reviewed supplementary information that included materials regarding the Portfolio's investment results, management fee, performance and expense comparisons, financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the renewal of the agreement with LFG representatives. In deciding to recommend the renewal of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services
In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and the Board is satisfied with the quality of services provided by LFG in advising the Portfolio.

Other Services. The Board considered, in connection with the performance of its investment management services to the Fund, the following: LFG's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by LFG to the Fund under the Administrative Agreement.

3. Investment Performance
The Board considered the Portfolio's unique, balanced pursuit of its investment objectives and the investment results of the Portfolio in light of its objectives. The Directors reviewed the short-term and long-term performance of the Portfolio on an absolute basis and in comparison to its benchmark index and other comparable single-state mutual funds. The Directors also reviewed the rankings for the Portfolio by an independent rating and ranking organization. The Directors took into consideration LFG's explanation that because the Portfolio has a shorter effective maturity than the Barclays Capital Municipal Bond Index, the Portfolio tends to lag the Index in declining interest rate environments. LFG also reported that at June 30, 2011, an independent rating and ranking organization had rated the Portfolio as having a low risk and an average return as compared to other single state municipal bond funds. Based on that review, the Board concluded that the performance of the Portfolio is generally competitive (in some cases performance for certain periods was higher than the comparative performance information, and in other cases it was lower) with its benchmark index and other comparable mutual funds.

4. Management Fees and Total Operating Expenses
The Board reviewed the management fees and total operating expenses of the Portfolio and compared such amounts with the industry average fees and expense levels of other comparable funds. The Board considered that LFG did not provide advisory fee information on its other clients, because those clients are not managed similarly to the Portfolio. The Board concluded that: the management fees for the Portfolio are generally competitive with fees paid by comparable funds; and the expense ratio of the Portfolio is generally competitive with the expenses paid by comparable funds.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits The Board reviewed information regarding LFG's costs of providing services to the Fund, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio's assets grow. In assessing the benefits to LFG from its relationships with the Portfolio, the Board noted that there are no soft dollar arrangements. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for the Portfolio was reasonable in relation to the benefits derived by LFG from these relationships.

6. Conclusions
No single factor was determinative of the Board's decision to re-approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including a majority of the Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.




                             INVESTMENT MANAGER
                          Lee Financial Group Inc.
                      2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856

                                 DISTRIBUTOR
                        Lee Financial Securities, Inc.
                       2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856

                               FUND ACCOUNTANT
                         Ultimus Fund Solutions, LLC
                        225 Pictoria Drive, Suite 450
                            Cincinnati, OH  45246

                                 CUSTODIAN
                              Union Bank, N.A.
                       350 California Street, 6th Floor
                       San Francisco, California  94104

                               LEGAL COUNSEL
                        Drinker Biddle & Reath LLP
                              One Logan Square
                                Suite #2000
                   Philadelphia, Pennsylvania  19103-6996

                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                          Tait, Weller & Baker LLP
                      1818 Market Street, Suite #2400
                   Philadelphia, Pennsylvania  19103-2108

                              TRANSFER AGENT
                     Lee Financial Recordkeeping, Inc.
                     2756 Woodlawn Drive, Suite #6-201
                      Honolulu, Hawaii  96822-1856




Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive and senior financial executives.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive and senior financial executives.

(f)(2) Copies of the Code of Ethics may be obtained free of charge by accessing the website www.leehawaii.com, by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822.

Item 3.  Audit Committee Financial Expert

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert. Based on the size of the registrant, the Board further concluded that a financial expert was not required.

Item 4.  Principal Accountant Fee and Services.

(a) Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $45,500.00 for the fiscal year ended September 30, 2011 and $29,500.00 for the fiscal year ended September 30, 2010.

(b) Audit-Related Fees.
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2011 and none for the fiscal year ended September 30, 2010.

(c) Tax Fees.
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,700.00 for the fiscal year ended September 30, 2011 and $3,100.00 for the fiscal year ended September 30, 2010.

(d) All Other Fees.
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $8,00.00 for the fiscal year ended September 30, 2011, and $7,600.00 for the fiscal year ended September 30, 2010. These fees are for services related to the internal control audit of the transfer agent.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures
	1.	(a) 	The Committee shall review and approve proposals for the
independent accountants to render permissible non-audit services. The Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

		(b)	The pre-approval requirement may be waived with respect to the provision of non-audit services for the registrant if:  (i) the aggregate amount of all such non-audit services provided to the registrant constitutes no more than 5% of the total amount of revenues paid by the registrant to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

	2.	Review and approve in advance with the independent accountants each non-audit engagement involving the registrant's independent accountants and the registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where:  (i) the investment adviser or its control affiliate provides ongoing services to the registrant; and (ii) the engagement relates directly to the operations and financial reporting of the registrant.

		(a)	The pre-approval requirement may be waived if:  (i) the
aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the registrant's independent accountants by the registrant's investment adviser and its control affiliates that provide ongoing services to the registrant during the fiscal year in which the services are provided that would have to be pre-approved by the registrant's Committee; (ii) such services were not recognized by the registrant's adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(e)(2) None of the services provided to the registrant described in paragraphs
(b) - (d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $14,700 for the fiscal year ended September 30, 2011 and $10,700 for the fiscal year ended September 30, 2010.

(h) Not applicable.


Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
(17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12.  Exhibits.

      (a)(1)  Code of Ethics is attached hereto.
      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940
              Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes
              Oxley Act of 2002 are attached hereto.
      (a)(3)  Not applicable.
      (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Pacific Mutual Fund, Inc.
               -------------------------------

By (Signature and Title)*  /s/ Terrence K.H. Lee
                           ----------------------
                          Terrence K.H. Lee, President and CEO
                          (principal executive officer)

Date November 29, 2011
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Terrence K.H. Lee
                           ----------------------
                           Terrence K.H. Lee, President and CEO
                           (principal executive officer)


By (Signature and Title)* /s/ Nora B. Simpson
                         ---------------------
                         Nora B. Simpson, Treasurer
                         (principal financial officer)

Date  November 29, 2011
      -----------------
*Print the name and title of each signing officer under his or her signature.